Financial instruments and risk management - Schedule of net borrowings interest rate profile (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ 21,017	$ 19,582	$ 17,107
Net borrowings interest rate	100.00%	100.00%
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ 16,174	$ 15,071
Net borrowings interest rate	77.00%	77.00%
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ 4,384	$ 4,064
Net borrowings interest rate	21.00%	21.00%
Impact of financial derivatives and fair value adjustments
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ (145)	$ (117)
Net borrowings interest rate	(1.00%)	(1.00%)
Lease liabilities
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ 604	$ 564
Net borrowings interest rate	3.00%	3.00%